Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for VIP Consumer Staples Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

James McElligott (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Robert Lee and Benjamin Hesse found in the "Fund Management" section on page 40.

James McElligott is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 2003, Mr. McElligott has worked as a research analyst, co-sector leader, and portfolio manager.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 41.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VIPINVF-14-01  March 14, 2014
1.824639.123

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2013
Prospectus

Effective August 1, 2013, each fund will be managed by Fidelity SelectCo, LLC ("SelectCo") pursuant to a management contract between each fund and SelectCo. SelectCo's principal business address is 1225 17th Street, Denver, Colorado. As the manager, SelectCo has overall responsibility for directing each fund's investments and handling its business affairs.

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, the group fee rate component of each fund's management fee will be based on the assets of registered investment companies managed by SelectCo as well as the assets of registered investment companies with which FMR has management contracts.

The following information replaces similar information for VIP Consumer Staples Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

James McElligott (portfolio manager) has managed the fund since March 2014.

The following information replaces similar information for VIP Financial Services Portfolio found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 13.

Christopher Lee (portfolio manager) has managed the fund since May 2013.

The following information replaces the biographical information for Robert Lee and Benjamin Hesse found in the "Fund Management" section on page 39.

James McElligott is portfolio manager of the fund, which he has managed since March 2014. Since joining Fidelity Investments in 2003, Mr. McElligott has worked as a research analyst, co-sector leader, and portfolio manager.

Christopher Lee is portfolio manager of VIP Financial Services Portfolio, which he has managed since May 2013. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section on page 40.

The group fee rate is based on the average net assets of all the mutual funds advised by SelectCo or Fidelity Management & Research Company.

VIPFCI-14-01  March 14, 2014
1.765122.144